Shareholder Report, Average Annual Return (Details) 194996_Roundhill Gold WeeklyPay ETF_TF_TSR Annual {TF}	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Gold WeeklyPay ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Roundhill Gold WeeklyPay ETF NAV
Average Annual Return, Percent	10.13%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	0.41%